Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) - Restricted Share Rights [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2015 (in shares)	53,572,149
Granted (in shares)	13,363,597
Vested (in shares)	(25,712,018)
Canceled or forfeited (in shares)	(588,936)
Nonvested at December 31, 2015 (in shares)	40,634,792	53,572,149
Weighted- average grant-date fair value
Nonvested at January 1, 2015 (in dollars per share)	$ 36.46
Granted (in dollars per share)	55.34	$ 36.46	$ 35.52
Vested (in dollars per share)	37.39
Canceled or forfeited (in dollars per share)	41.98
Nonvested at December 31, 2015 (in dollars per share)	$ 42.00	$ 36.46